Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2021	Apr. 01, 2021	Dec. 29, 2020	Dec. 28, 2020	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 29, 2021	Mar. 01, 2021	Dec. 14, 2020	Nov. 04, 2020	May 06, 2020	May 08, 2019	Nov. 16, 2018
Class of Stock Disclosures [Abstract]
Common stock, voting rights								The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share Price															$ 26.25	$ 33.30	$ 33.15
Class of Stock [Line Items]
OP units, shares outstanding						13,400,000		13,300,000	14,200,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			900,000				39,300
Distributions to noncontrolling interests						$ (3,319)	$ (7,105)	$ (8,255)	$ (30,444)	$ (28,661)
Stock Repurchase Program, Number of Shares Authorized to be Repurchased														1,500,000
Monthly distribution rate						$ 0.255	$ 0.503	$ 0.588	$ 2.010	$ 2.010
Share Price															$ 26.25	$ 33.30	$ 33.15
Common stock, voting rights								The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share repurchases, value								$ 80,398	$ 35,963	$ 53,758
Stock Redeemed or Called During Period, Shares			4,500,000					4,582,000	1,104,000	1,627,000
Monthly distribution rate						$ 0.255	$ 0.503	$ 0.588	$ 2.010	$ 2.010
APIC
Class of Stock [Line Items]
Share repurchases, value			$ 77,600					$ 80,260	$ 35,930	$ 53,709
Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate				$ 0.08499999
Monthly distribution rate				$ 0.08499999
Third Party Nonconvertible Noncontrolling Interest
Class of Stock [Line Items]
Business combination, post-transaction acquiree ownership percentage								25.00%
Subsequent Event
Class of Stock Disclosures [Abstract]
Share Price											$ 31.65
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount												$ 400
Share Price											$ 31.65
Stock Repurchase Program, Authorized Amount												$ 400
Subsequent Event | Dividend Declared
Class of Stock [Line Items]
Monthly distribution rate	$ 0.08499999	$ 0.08499999			$ 0.08499999
Monthly distribution rate	$ 0.08499999	$ 0.08499999			$ 0.08499999
2020 Tender Offer
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			5,800,000
Stock Repurchase Program, Authorized Amount													$ 100,000	$ 26,000
Stock Repurchase Program, Authorized Amount													$ 100,000	$ 26,000